Commitments and Contingencies (Tables)	9 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Schedule of Aggregate Commitments

The aggregated commitments as of June 30, 2026 and September 30, 2025 are as follows:

	June 30, 2026	September 30, 2025
Purchase commitments	50,523	43,526
Future lease payments[1]	44,818	6,090
Total	95,341	49,616

[1]Relates to leases not yet commenced to which the Company is committed via signed contracts. This mainly relates to new retail stores following our retail expansion strategy.